INVENTORIES - ALLOWANCE FOR DIMINUTION IN VALUE OF INVENTORIES (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INVENTORIES
Balance at beginning of year	¥ 2,585	¥ 6,389	¥ 1,165
Allowance for the year	11,689	1,616	5,538
Reversal of allowance on disposal	(328)	(199)	(114)
Written off	(10,795)	(5,233)	(217)
Others	(51)	12	17
Balance at end of year	3,100	2,585	6,389
Costs of inventories recognized as an expense	¥ 1,659,355	¥ 2,441,380	¥ 2,353,646